SUPPLEMENTAL FINANCIAL INFORMATION (Details - Schedule of prepaid assets) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaids and other current assets	$ 245,030	$ 199,701
Short Term Deposits [Member]
Prepaids and other current assets	50,000	50,100
Deferred Offering Costs [Member]
Prepaids and other current assets	100,588	0
Prepaid Insurance D And O [Member]
Prepaids and other current assets	34,769	83,478
Prepaid Insurance [Member]
Prepaids and other current assets	17,884	16,475
Prepaid Other [Member]
Prepaids and other current assets	41,635	49,564
Other Receivables [Member]
Prepaids and other current assets	$ 154	$ 84